BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Revenues	$ 250
Key officers [Member]
Disclosure of transactions between related parties [line items]
Revenues
Cost of revenues			141
Research and development expenses	669	1,056	1,061
Business development expenses	1,250	945	547
General and administrative expenses	1,111	644	883
Total transactions	3,030	2,645	2,632
Certain shareholder [Member]
Disclosure of transactions between related parties [line items]
Revenues	(250)	(664)	(2,247)
Cost of revenues		(1,077)	(948)
Research and development expenses	(1,280)
Business development expenses
General and administrative expenses
Total transactions	$ (1,530)	$ (1,741)	$ (3,195)